Financial Assets at Fair Value through Other Comprehensive Income Noncurrent	12 Months Ended
Dec. 31, 2019
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - NONCURRENT

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$2,900	$2,454
Non-listed stocks	3,901	4,566
Foreign investments
Non-listed stocks	132	134
	$6,933	$7,154

The Company holds the above foreign and domestic stocks for medium to long-term strategic purposes and expects to profit from long-term investment.  Accordingly, the management elected to designate these investments in equity instruments at FVOCI as they believe that recognizing short-term fair value fluctuations of these investments in profit or loss is not consistent with the Company’s strategy of holding these investments for long-term purposes.

The Company recognized dividend income of $396 million and $296 million for the years ended December 31, 2018 and 2019, respectively, from those investments still held on balance sheet dates.